Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Investments and Fair Value Measurements	Note 5: Investments and Fair Value Measurements As of December 31, 2012 and 2011, the Company had no investments.